[MHM, June 30, 2014]
[Translation]

SEMI-ANNUAL REPORT

(During the Twentieth Term)
From: October 1, 2013
To: March 31, 2014

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2014

Accounting Period:	During the 20th term (from October 1, 2013 to
March 31, 2014)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I.	STATUS OF INVESTMENT FUND

(1)	Diversification of Investment Portfolio
		(as of the end of April 30, 2014)

			Investment
	Name of country where	Total	Ratio
	security types are
Types of Assets	issued	U.S. Dollars	(%)

Mortgage-Backed Securities	United States	2,760,167,567	45.17
	United Kingdom	15,325,409	0.25
	Cayman Islands	3,054,550	0.05
	Ireland	71,713	0.00

Sub-total		2,778,619,239	45.47%

Corporate Bonds and Notes	United States	1,225,719,155	20.06
	Russia	131,217,075	2.15
	Venezuela	110,032,802	1.80
	Luxembourg	77,808,835	1.27
	Canada	58,239,493	0.95
	United Kingdom	51,464,934	0.84
	Germany	29,351,910	0.48
	France	24,221,830	0.40
	Indonesia	22,456,476	0.37
	Ukraine	22,140,825	0.36
	Mexico	21,314,847	0.35
	Netherlands	18,074,120	0.30
	Brazil	13,122,189	0.21
	Ireland	12,475,264	0.20
	Jamaica	11,013,256	0.18
	Belgium	7,088,053	0.12
	Japan	7,037,550	0.12
	Australia	6,454,890	0.11
	Jersey	6,130,184	0.10
	Sweden	4,966,466	0.08
	Cayman Islands	4,529,655	0.07
	New Zealand	4,427,719	0.07
	Italy	3,582,823	0.06
	Bermuda	2,927,766	0.05
	Costa Rica	2,193,361	0.04
	India	1,717,930	0.03
	Denmark	1,676,317	0.03
	Spain	629,340	0.01

Sub-total		1,882,015,065	30.80%

Foreign Government and AgencyGreece		221,284,389	3.62
	Argentina	140,740,943	2.30
	Turkey	31,188,692	0.51
	Venezuela	18,200,594	0.30
	Ukraine	17,197,953	0.28
	Brazil	12,444,252	0.20
	Croatia	11,024,750	0.18
	Indonesia	10,081,892	0.16
	Gabon	6,756,750	0.11
	Ghana	6,205,117	0.10
	Russia	4,069,278	0.07
	Hungary	3,854,003	0.06
	Poland	3,810,625	0.06
	Supra-Nation	3,388,057	0.06
	Iraq	2,592,713	0.04
	Serbia	2,004,406	0.03
	Bahamas	1,858,965	0.03
	Costa Rica	1,492,500	0.02
	Sri Lanka	1,343,745	0.02

Sub-total		499,539,624	8.18%

U.S. Government and Agency	United States	442,147,475	7.24%

Senior Loans	United States	125,885,019	2.06
	Canada	3,519,847	0.06
	Germany	1,030,225	0.02

Sub-total		130,435,091	2.13%

Purchased Swap Options OutstandinUnited States		11,045,678	0.18%

Purchased Options Outstanding	United States	10,088,520	0.17%

Convertible Bonds and Notes	United States	2,975,163	0.05%

Short-Term Investments	United States	814,439,444	13.33%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		(460,903,451)	-7.54%

(Net Asset Value)		6,110,401,848	100.00%

		(JPY 626,988 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: Dollar amount is translated for convenience at the rate of $1.00 = ¥102.61(the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2014). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2014 is as follows:

Class C Shares

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2013 end of May	660,304	67,754	7.80	(7.83)	800	(804)
June	669,080	68,654	7.69	(7.72)	789	(792)
July	695,427	71,358	7.72	(7.75)	792	(795)
August	724,660	74,357	7.72	(7.75)	792	(795)
September	749,897	76,947	7.62	(7.65)	782	(785)
October	778,878	79,921	7.69	(7.72)	789	(792)
November	807,852	82,894	7.69	(7.72)	789	(792)
December	845,914	86,799	7.80	(7.83)	800	(804)
2014 end of January	871,499	89,425	7.71	(7.74)	791	(794)
February	905,861	92,950	7.80	(7.83)	800	(804)
March	949,347	97,412	7.88	(7.88)	809	(809)
April	973,440	99,885	7.84	(7.87)	804	(808)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2013 end of May	244,736	25,112	7.81	(7.85)	801	(805)
June	239,580	24,583	7.69	(7.73)	789	(793)
July	239,181	24,542	7.72	(7.76)	792	(796)
August	237,845	24,405	7.72	(7.76)	792	(796)
September	233,513	23,961	7.62	(7.66)	782	(786)
October	234,055	24,016	7.69	(7.73)	789	(793)
November	231,964	23,802	7.70	(7.74)	790	(794)
December	232,288	23,835	7.80	(7.84)	800	(804)
2014 end of January	228,585	23,455	7.71	(7.75)	791	(795)
February	230,502	23,652	7.80	(7.84)	800	(804)
March	231,505	23,755	7.88	(7.88)	809	(809)
April	227,981	23,393	7.85	(7.89)	805	(809)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2013 to April 2014 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2013 end of May	0.033	3.39	7.80
June	0.032	3.28	7.70
July	0.032	3.28	7.69
August	0.032	3.28	7.73
September	0.032	3.28	7.72
October	0.032	3.28	7.70
November	0.032	3.28	7.68
December	0.032	3.28	7.72

2014 end of January	0.032	3.28	7.79
February	0.032	3.28	7.73
March	0.032	3.28	7.77
April	0.032	3.28	7.82

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2013 end of May	0.036	3.69	7.80
June	0.035	3.59	7.70
July	0.035	3.59	7.70
August	0.035	3.59	7.73
September	0.035	3.59	7.72
October	0.035	3.59	7.71
November	0.035	3.59	7.68
December	0.035	3.59	7.73

2014 end of January	0.035	3.59	7.79
February	0.035	3.59	7.74
March	0.035	3.59	7.77
April	0.035	3.59	7.82

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/13-4/30/14	5.77%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2013 and Ending NAV means net asset value per share on April 30, 2014.

Class M Shares

Annual Return

5/1/13-4/30/14	6.25%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2013 and Ending NAV means net asset value per share on April 30, 2014.

II. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2014 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2013	58,377,381	18,135,849	124,085,070
To: April 30, 2014	(0)	(152,230)	(1,313,070)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2013	1,057,246	3,840,073	29,042,552
To: April 30, 2014	(0)	(3,190,660)	(26,141,758)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2014).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

Not applicable.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity of the Investment Management Company (as of the end of April, 2014):

$32,885,071* **

2. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$135,510,826
End of 2012	$21,073,034*
End of 2013	$34,533,038*

* Consists of all components of equity and Parent Company relationship.

** This figure is unaudited.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2014, Investment Management Company managed, advised, and/or administered the following 116 funds and fund portfolios (having an aggregate net asset value of over $81billion):

		(As of the end of April, 2014)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	6	$4,447.39

	Open End Type Balanced Fund	11	$14,270.42
U.S.A.
	Open End Type Bond Fund	35	$18,647.95

	Open End Type Equity Fund	64*	$43,668.43

	Total	116	$81,034.19

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Not applicable.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

1. Fund [the same as III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND.]

2. Putnam Investment Management, LLC. (Investment Management Company)

[Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]